INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Corporate Income Tax - Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.
Pagaya has received an approval from the Israeli Tax authorities for Preferred Technological Enterprise (“PTE”) status and received approval on November 18, 2021. The approval is effective for the tax years 2020 through 2024. Income from a PTE is subject to 12% tax rate.

Foreign Exchange Regulations in Israel - Under the Foreign Exchange Regulations, the Company calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. The components of income (loss) before income taxes are as follows (in thousands):

	December 31,
	2023	2022	2021
Domestic (Israel)	$(53,292)	$(225,429)	$(87,045)
Foreign	(127,876)	(50,945)	25,397
Total income (loss) before income taxes	$(181,168)	$(276,374)	$(61,648)

The income tax expense (benefit) consists of (in thousands):

	December 31,
	2023	2022	2021
Current:
Domestic	$593	$(4,063)	$7,067
Foreign	16,601	14,233	4,162
Total current	17,194	10,170	11,229
Deferred:
Domestic	(461)	6,233	(3,359)
Foreign	(1,162)	(3)	5
Total deferred	(1,623)	6,230	(3,354)
Total income tax provision	$15,571	$16,400	$7,875

Effective Tax Rate

A reconciliation of the Company’s effective tax rate to the statutory tax rate of the Company is as follows (in thousands):

	December 31,
	2023	2022	2021
Income (loss) before income taxes	$(181,168)	$(276,374)	$(61,648)
Israel statutory income tax rate	23%	23%	23%
Theoretical income taxes at statutory rate	(41,669)	(63,566)	(14,179)
Preferred technological enterprise benefit	5,891	24,859	9,378
Deferred tax assets for which valuation allowance was provided	16,067	36,851	1,194
Permanent differences	7,643	17,792	16,037
Uncertain tax positions	13,500	7,580	26
Prior year taxes	(2,312)	(4,506)	(135)
Subsidiaries taxed at a different tax rate	16,443	(2,524)	(4,559)
Utilization of carry forward losses for which valuation allowance was provided	—	—	(126)
Reduction in valuation allowance	(1,162)	—	—
Other	1,170	(86)	239
Income tax	$15,571	$16,400	$7,875
Effective tax rate	NM*	NM*	NM*
*NM = Not meaningful.

Deferred Tax Assets and Liabilities

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2023 and 2022, a valuation allowance was provided reducing the deferred tax assets due to uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.
As of December 31, 2023 and 2022, deferred tax assets presented in the balance sheet are comprised as follows (in thousands):

	December 31,
	2023	2022
Carry forward tax losses	$14,608	$11,080
Research and development cost	5,777	929
Compensations and benefits	27,507	24,032
Operating lease liability	7,111	7,705
Initial public offering costs	1,551	3,933
Provision of loans	13,425	2,276
Capital loss	948	—
Other	794	528
Deferred tax assets before valuation allowance	71,721	50,483
Valuation allowance	61,334	39,678
Deferred tax assets	10,387	10,805

Intangible assets	(687)	—
Right-of-use assets	(7,694)	(8,116)
Capitalized research and development costs	—	(1,537)
Equity method investments	(1,327)	(1,254)
Property and equipment	(666)	(466)
Other	(120)	—
Deferred tax liabilities	(10,494)	(11,373)
Deferred tax assets (liabilities), net	$(107)	$(568)

As of December 31, 2023 the Company has an accumulated tax loss carry forward of approximately $68.8 million in Israel and $27.6 million federal losses in the U.S which can be offset with the limitation as described in Section 382 of the IRS Code due to U.S subsidiary prior change in ownership. These losses do not have an expiration date.

Uncertain Tax Positions

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2023	2022
Uncertain tax positions, beginning of the year	$7,770	$190
Increase (decrease) in tax positions for prior years	865	—
Increases related to current year tax positions	13,082	7,593
Revaluation	418	(13)
Uncertain tax positions, end of year	$22,135	$7,770

Tax Assessments

As of December 31, 2023, the Company has final tax assessments in Israel through 2018 and in the U.S. through 2019.